Earnings Per Share (Schedule of Calculation of Numerator and Denominator in Earnings Per Share) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Numerator:
Net income attributable to Shanda Games Limited's ordinary shareholders for basic and diluted earnings	$ 262,299	1,587,888	1,765,392	2,039,074
Denominator:
Weighted-average ordinary shares outstanding for basic calculation (shares)	536,790,221	536,790,221	554,813,612	567,138,809
Dilutive effect of share options (shares)	605,192	605,192	28,461	39,884
Denominator for diluted calculation (shares)	537,395,413	537,395,413	554,842,073	567,178,693
Net income per ordinary share attributable to Shanda Games Limited's ordinary shareholders - basic (per share)	$ 0.49	2.96	3.18	3.60
Net income per ordinary share attributable to Shanda Games Limited's ordinary shareholders - diluted (per share)	$ 0.49	2.95	3.18	3.60